UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 94.9%
Consumer Discretionary - 25.4%
2,150	Charter Communications, Inc., Class A (a)	$630,401
4,680	Dollar General Corp.	461,448
55,780	Entercom Communications Corp., Class A	421,139
28,605	Liberty Global PLC, Class C (a)	761,179
35,607	Liberty Latin America, Ltd., Class C (a)	690,064
12,800	LKQ Corp. (a)	408,320
3,540	Nexstar Media Group, Inc., Class A	259,836
12,620	ServiceMaster Global Holdings, Inc. (a)	750,511
16,230	TEGNA, Inc.	176,096
800	The Madison Square Garden Co., Class A (a)	248,152
4,715	Visteon Corp. (a)	609,367
		5,416,513
Energy - 15.5%
27,910	Golar LNG Partners LP	431,489
71,758	Golar LNG, Ltd.	2,113,991
59,850	Navigator Holdings, Ltd. (a)	757,102
		3,302,582
Financial - 5.5%
23,964	Arch Capital Group, Ltd. (a)	634,087
205	Markel Corp. (a)	222,292
14,010	Sterling Bancorp	329,235
		1,185,614
Health Care - 23.4%
4,605	Abbott Laboratories	280,859
4,519	Allergan PLC	753,408
68,150	Brookdale Senior Living, Inc. (a)	619,483
37,510	Capital Senior Living Corp. (a)	400,232
7,210	HCA Healthcare, Inc.	739,746
8,104	IQVIA Holdings, Inc. (a)	808,941
4,131	Laboratory Corp. of America Holdings (a)	741,638
3,175	Thermo Fisher Scientific, Inc.	657,670
		5,001,977
Industrials - 7.8%
19,335	AECOM (a)	638,635
4,460	American Woodmark Corp. (a)	408,313
1,730	FedEx Corp.	392,814
2,230	XPO Logistics, Inc. (a)	223,401
		1,663,163
Information Technology - 17.3%
520	Alphabet, Inc., Class C (a)	580,138
70,835	Flex, Ltd. (a)	999,482
17,380	NCR Corp. (a)	521,052
11,610	Oracle Corp.	511,537
16,365	ViaSat, Inc. (a)	1,075,508
		3,687,717
Total Common Stock (Cost $18,001,750)		20,257,566
Investments, at value - 94.9% (Cost $18,001,750)		$20,257,566
Other Assets & Liabilities, Net - 5.1%		1,094,470
Net Assets - 100.0%		$21,352,036

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's inputs as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$20,257,566
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$20,257,566

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 30, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 30, 2018